License and Research and Development Agreements	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
License and Research and Development Agreements [Line Items]
License and Research and Development Agreements

14.    License and Research and Development Agreements

License Agreement

In May 2015, the Company entered into certain license and collaboration agreements with academic and research foundations relating to the Company’s drug discovery and development initiatives. Under one of these agreements, the Company has been granted certain worldwide exclusive licenses to use the licensed compounds. The Company made an upfront license payment of $0.1 million in May 2015 which was recorded as research and development costs as this early-stage technology was determined to have no alternative future use. The Company is committed to issue 2.5% of shares of common stock up to an equity raise of $15.0 million. This commitment resulted in the aggregate issuance of 527,034 shares to the academic institution in 2015 and 2016. There was no further issuance of shares through this commitment as of December 31, 2020 and 2021.

In August 2021, the Company terminated the license agreement with the academic and research foundation by giving a 90-day notice.